Attachment
G.1.a.ii.

(a) Description of
nature of support.

	Due to the
minimal number of
variable annuity
contract owners
invested in the
Global Atlantic
Wilshire Dynamic
Growth Allocation
Portfolio (the GA
Wilshire Growth
Portfolio) through
Forethought Life
Insurance
Company (FLIC)
separate accounts
FLIC contributed
capital to GA
Wilshire Growth
Portfolio on
January 12 2018
and December 14
2018.

(b) Person
providing support.

	Forethought
Variable Insurance
Company.

(c) Brief
description of
relationship
between the person
providing support
and the Registrant.

	Certain of
the Registrants
series are intended
to be funding
vehicles for
variable annuity
contracts offered
by separate
accounts of FLIC.
FLIC and its
separate accounts
are the
shareholders or
investors of such
series although
voting rights are
passed through to
FLICs variable
annuity contract
owners. FLIC is
also an affiliate of
the Registrants
investment adviser
Global Atlantic
Investment
Advisors LLC
(Global Atlantic).
FLIC and Global
Atlantic are both
ultimately owned
by Global Atlantic
Financial Group
Limited.

(d) Date support
provided.

	FLIC made
capital
contributions to
GA Wilshire
Growth Portfolio
on January 12
2018 and
December 14
2018.

(e) Amount of
support.

	On January
12 2018 FLIC
contributed $5000
and on December
14 2018 FLIC
contributed
$10000.

(f) Security
supported (if
applicable).
Disclose the full
name of the issuer
the title of the
issue (including
coupon or yield if
applicable) and at
least two
identifiers if
available (e.g. CIK
CUSIP ISIN LEI).

	Not
applicable.

(g) Value of
security supported
on date support
was initiated (if
applicable).

	Not
applicable.

(h) Brief
description of
reason for support.

	Due to the
minimal number of
variable annuity
contract owners
invested in GA
Wilshire Growth
Portfolio through
FLIC separate
accounts and the
fact that the FLIC
Separate Account
A filed a
supplement on
January 8 2018
announcing that it
would be closing
the GA Wilshire
Growth Portfolio
to new purchases
effective February
16 2018 FLIC
invested seed
capital in GA
Wilshire Growth
Portfolio on
January 12 2018 to
prevent the GA
Wilshire Growth
Portfolio from pre-
maturely self-
liquidating if all of
the remaining
contract owners
redeemed their
investments. The
Registrant has
been seeking
shareholder
approval to
liquidate GA
Wilshire Growth
Portfolio but was
unable to do so
prior to the
Portfolios excise
distribution
requirements so
FLIC made a
second capital
contribution to the
Portfolio on
December 14
2018.

(i) Term of
support.

	Two capital
contributions made
during GA
Wilshire Growth
Portfolios fiscal
year ended
December 31
2018.

(j) Brief
description of any
contractual
restrictions relating
to support.

	Not
applicable.